Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Commercial paper notes	$ 363,000	$ 0
Fixed rate foreign borrowings	7,879	19,458
Variable-rate foreign bank loans	34,910	7,006
Miscellaneous	297	394
Total long-term debt	1,078,864	699,288
Less amounts due within one year	24,554	12,700
Long-term debt, less current portion	1,054,310	686,588
5.10% Senior Notes
Debt Instrument [Line Items]
Senior notes	324,964	324,930
4.50% Senior Notes
Debt Instrument [Line Items]
Senior notes	$ 347,814	$ 347,500